INCOME TAXES (Disclosure of unrecognized temporary differences and tax losses) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 50,496,000	$ 38,701,000
Non-capital loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	19,444,000	7,998,000
Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	569,000	428,000
Interest in exploration and evaluation property [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	28,256,000	28,560,000
Scientific Research And Development [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	580,000	0
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	1,033,000	1,433,000
Lease liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 614,000	$ 282,000